Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	AZZAD FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001031008
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	adjex
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2021
Prospectus Date	rr_ProspectusDate	Jan. 26, 2021
Azzad Ethical Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Azzad Ethical Fund’s investment objective is to provide shareholders with long-term total returns using means that are consistent with the Adviser’s ethical principles.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Ethical Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses that you may pay if you buy and hold shares of the Azzad Ethical Fund (the “Ethical Fund”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[1]
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Ethical Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Ethical Fund’s performance. During the most recent fiscal year, the Ethical Fund’s portfolio turnover rate was 34.77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.77%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Ethical Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Ethical Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Ethical Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	584
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Ethical Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that the Adviser believes are high quality and/or exhibit above-average growth potential, which, for the purposes of this Ethical Fund, typically are companies with market capitalizations similar to those issuers included in the Russell Midcap® Growth Index (the “Index”) over the last 13 months at the time of purchase. As of December 31, 2020, this range of market capitalizations in the Index was between approximately $739.27 million and $61,396.15 billion. The size of the companies in an index changes with market conditions and the composition of the index. Under normal market conditions, the Ethical Fund will invest at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in securities meeting the Fund’s ethical investment criteria.

The Ethical Fund seeks total return, which includes income from dividends and capital appreciation of portfolio securities held by the Ethical Fund.

Ivy Investment Management Company (“IICO”) assists the Adviser in the management of the Ethical Fund by providing an investment model for the Adviser to use in managing the Ethical Fund’s investments. In addition, IICO recommends which securities should be purchased, retained or sold by the Ethical Fund, in accordance with the model. The Adviser retains sole discretion as to the timing and implementation of IICO’s recommendations. The Adviser will screen IICO’s model for companies that comply with the Ethical Fund’s ethical investment restrictions. From the screened model, the Adviser will decide which securities to purchase for the Ethical Fund. The Adviser may also choose to replace investments that do not pass its ethical investment restrictions with suitable replacements.

In selecting securities for its model, IICO primarily emphasizes a bottom-up (researching individual issuers) approach and focuses on companies it believes have the potential for strong growth, increasing profitability, stable and sustainable revenue and earnings streams, attractive valuations and sound capital structures. IICO may look at various factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of IICO’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Generally, in determining whether to exit a position, IICO considers many factors, including what it believes to be excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, unexpected and poorly explained management changes, and to take advantage of what it believes are more attractive investment opportunities.

The Adviser will sell a security if it falls out of compliance with the Ethical Fund’s ethical investment restrictions. The Adviser may also sell securities for a variety of reasons, such as when it is sold from IICO’s model, to secure gains, limit losses, raise cash, or redeploy assets into opportunities believed to be more promising, among others.

If the Adviser’s strategies do not work as intended, the Ethical Fund may not achieve its objective.

To take advantage of market inefficiencies, the Ethical Fund may be actively traded. During these periods, the Ethical Fund may have a higher turnover rate.

Ethical Investment Restrictions

The Ethical Fund does not invest in corporations that derive substantial revenue (defined as more than 5% of total revenue) from alcohol, tobacco, pornography, pork, gambling, hydraulic fracturing, private prisons, or weapons industries as determined by the Adviser.

The Ethical Fund will not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, preferred stocks and convertible securities or other instruments that pay interest from lending, or from the receipt of gains from futures contracts, trading debt or trades that involve exchanging the same kind of monetary instruments (such as the same type of currency).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Ethical Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Adviser makes every effort to achieve the Ethical Fund’s objective, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in the Ethical Fund. The principal risks include:

❖	Medium-capitalization stocks held by the Ethical Fund could fall out of favor and returns would subsequently trail returns from the overall stock market. The performance of such stocks also could be more volatile than large-capitalization stocks. Medium-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

❖	Growth stocks can react differently to issuer, political, market, and economic developments than the market, and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

❖	Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Ethical Fund invests primarily in securities issued by mid-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by large companies. Medium-sized companies typically have less seasoned management, narrower product lines, and less capital reserves and liquidity than larger companies.

❖	The stock market may fall in value, causing prices of stocks held by the Ethical Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market and economic conditions and on investors’ perception of a company’s soundness. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

❖	At times, the Ethical Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Ethical Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

❖	Investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

❖	The Ethical Fund’s ethical investment restrictions do not allow investing in certain businesses, and there are broad limitations upon the types of securities or other instruments in which the Ethical Fund may invest, as well as upon commonly used investment techniques. As a result, the Ethical Fund will not be able to participate in strong performance from those businesses and may not be able to earn income comparable to other funds from non-invested assets.

❖	The Ethical Fund is subject to management risk because it is an actively managed portfolio. The Adviser’s management practices and investment strategies might not produce the desired results. The Adviser may be incorrect in its assessment of a stock’s appreciation or depreciation potential.

❖	The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Ethical Fund. Therefore, the Ethical Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

You should consider investing in the Ethical Fund if you are looking for long-term total return and are willing to accept the associated risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Ethical Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provides some indication of the risks of investing in the Ethical Fund by showing changes in the Ethical Fund’s performance from year to year and by showing how the Ethical Fund’s average annual returns for a calendar 1-year, 5-year and 10-year period compare with those of a broad measure of market performance. To obtain updated performance information, please call 888-350-3369. The Ethical Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-350-3369
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.azzadasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Ethical Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for the Years Ended December 31
Annual Return 2011	rr_AnnualReturn2011	2.09%
Annual Return 2012	rr_AnnualReturn2012	7.74%
Annual Return 2013	rr_AnnualReturn2013	36.36%
Annual Return 2014	rr_AnnualReturn2014	6.42%
Annual Return 2015	rr_AnnualReturn2015	(5.84%)
Annual Return 2016	rr_AnnualReturn2016	2.48%
Annual Return 2017	rr_AnnualReturn2017	23.22%
Annual Return 2018	rr_AnnualReturn2018	(3.28%)
Annual Return 2019	rr_AnnualReturn2019	30.01%
Annual Return 2020	rr_AnnualReturn2020	30.42%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period 01-01-2020 through 12-31-2020 the total return for the Ethical Fund was 30.42%

Best Quarter: 6-30-2020 28.57%

Worst Quarter: 3-31-2020 -18.23%

The Ethical Fund’s inception date was December 22, 2000

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.23%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant if your Ethical Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if your Ethical Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.

Azzad Wise Capital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Azzad Wise Capital Fund’s investment objective is to provide shareholders with capital preservation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Wise Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes fees and expenses that you may pay if you buy and hold shares of the Azzad Wise Capital Fund (the “Wise Fund”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[1]
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.19%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.29%	[3]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Wise Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Wise Fund’s performance. During the most recent fiscal year, the Wise Fund’s portfolio turnover rate was 50.14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.14%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Wise Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Wise Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Wise Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	737
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,666
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Wise Fund invests primarily in fixed income securities issued for payment by international financial institutions, foreign governments, and agencies of foreign governments in transactions structured to be compliant with the Wise Fund’s ethical investment guidelines. Examples of fixed income securities in which the Wise Fund invests include sukuk and wakala. Sukuk are asset-based securities used to finance projects and asset acquisitions while avoiding the Islamic prohibition on interest.

Whereas bonds represent a debt ownership, a sukuk certificate represents ownership or interest in a tangible asset, or the usufruct of an asset. Sukuk grant investors a proportionate beneficial ownership of the underlying asset, along with its associated risks and potential cash flows. Wakala accounts are operated under the Islamic finance principle of wakala (an agency agreement). With wakala, a bank, as agent, raises funds to invest in various commercial activities from its investors. The bank and its investors both share in the profit and risk of loss of investment in such activities.

The Wise Fund anticipates approximately 80% of the its fixed income securities will be investment grade at the time of purchase, based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs).  Approximately 20% of the Wise Fund’s fixed income securities may be below investment grade (but not lower than a B rating by Moody’s or an equivalent NRSRO). The Wise Fund may also invest in unrated securities (securities that are not rated by a rating agency) if the Wise Fund determines that the securities are of comparable quality to rated securities that the Wise Fund may purchase.

The Wise Fund will invest up to 10% of its net assets (at the time of purchase) in domestic and international common stocks of any market capitalization, including emerging market securities. The Adviser will emphasize dividend-paying stocks issued by companies with strong fundamentals and relatively limited anticipated volatility to supplement its fixed-income holdings.

The Wise Fund may invest in short-term income producing investments such as money market accounts and certificates of deposit that are following its ethical guidelines.

The Wise Fund may invest up to 15% of its net assets in illiquid securities as defined by the Investment Company Act of 1940, which may include investments in trade finance securities. Generally, these securities evidence transactions where there is a flow of goods or services (typically of a cross-border nature) and a financing need. These trade finance structures are subject to significant individual variation. The Wise Fund’s trade finance investments are expected to consist primarily of loans, or similar instruments used to finance international trade and related infrastructure projects. These are expected to include, but not be limited to, facilities for pre-export finance, process and commodities finance, receivables financing, letters of credit and other documentary credits, promissory notes, bills of exchange, and other negotiable instruments. The Wise Fund may engage in such investments by way of purchase, assignment, participation, guarantee, insurance, or any other appropriate financial instrument.

The Wise Fund may use derivatives instruments, such as profit rate swaps, to develop its investment strategy. In a profit rate swap, two parties enter into a series of separate contracts. The Islamic profit rate swap allows two parties to exchange a series of profit payments in a single currency in exchange for another series of payments in the same currency. For example, it allows for the exchange of profit rate cash flows between a fixed rate party and a floating rate party (or vice versa) implemented through the execution of a series of underlying contracts to trade certain assets under the Shariah principles of Murabaha. The profit rate cash flows are calculated on a notional principal amount, at specified intervals during the life of the agreement. To secure the Wise Fund's obligations regarding its derivative positions, the Wise Fund must pledge collateral as security to the broker. This pledged collateral is segregated and maintained with the Wise Fund's custodian.

The Wise Fund may also invest in fixed income securities issued in transactions where the Wise Fund purchases (in the commodities markets) warrants (that is, certificates giving the holder the right to buy specific amounts of a commodity at a specific time) for commodities such as metals from a party other than the counterparty, and nearly simultaneously sells to a counterparty the underlying commodities in exchange for a note payable by the counterparty providing a fixed return that is due in a fixed amount of time following the transaction. Most of these counterparties are foreign banks and some of these issuers may be in emerging markets. However, the assets are not pledged as security for the certificates, and the Wise Fund is relying on the creditworthiness of the issuer for all payments required by the certificates. There is also no assurance that the issuers of these types of certificates will be able to make such payments.

The essence of the Wise Fund’s strategy is to provide shareholders with a return that is comparable to the return on bank accounts, certificates of deposit, and other similar fixed income products. The Wise Fund concentrates its investments in the financial services industry. The Wise Fund anticipates that the maturity of the securities in the portfolio will range from one to fifteen years and that the average duration of the portfolio will range from one to three years. While the Wise Fund generally purchases securities at the lower end of this maturity range, the Wise Fund may purchase securities with maturities at the longer end of this range when the Adviser determines that they offer an attractive return or to lengthen the average duration of the Wise Fund.

The Wise Fund’s sub-adviser, Federated Investment Management Company (“Federated”) directs the investment of most of the Wise Fund’s assets, furnishing investment information, advice, and recommendations to the Wise Fund as to the acquisition, holding, or disposition of securities or other assets that the Wise Fund may own or contemplate acquiring from time to time. The Adviser will oversee Federated and be responsible for the day-to-day portfolio management of the Wise Fund related to the dividend-yielding equity portion of the Wise Fund’s portfolio and for ensuring that the Wise Fund’s holdings and portfolio management complies with its ethical investment restrictions.

Federated will sell a security if it falls out of compliance with the Wise Fund’s ethical investment restrictions upon the Adviser’s instructions. In addition, a security may be sold when Federated believes it is showing deteriorating technical and fundamental indicators, due to sector rotations or geographical reallocations, or to manage concentration risk.

Ethical Investment Restrictions

The Wise Fund does not invest in corporations that derive substantial revenue (defined as more than 5% of total revenue) from alcohol, tobacco, pornography, pork, gambling, hydraulic fracturing, private prisons, or weapons industries as determined by the Adviser.

The Wise Fund will not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, preferred stocks and convertible securities or other instruments that pay interest from lending, or from the receipt of gains from futures contracts, trading debt, or trades that involve exchanging the same kind of monetary instruments (such as the same type of currency). The Wise Fund will, however, be able to invest in instruments that provide a fixed rate of return in transactions that are structured to be compliant with the Wise Fund’s ethical investment restrictions such as sukuk, certificates of deposit, bank notes, and short-term bank deposits.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Wise Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Adviser makes every effort to achieve the Wise Fund’s objective of capital preservation and income, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in the Wise Fund. The principal risks include:

❖	The Wise Fund invests in fixed income securities, which are subject to credit risk. Credit risk includes issuer credit risk, which is the risk that payments will not be paid when due in accordance with their terms. Such non-payment or default may reduce the value of the Wise Fund’s portfolio holdings, its share price, and its performance. The counterparty issuing the securities may not be able to pay the securities when due or otherwise fulfill their contractual obligations, which could reduce the value of the Wise Fund’s portfolio holdings, its share price, and its performance.

❖	A rise in prevailing interest rates generally will cause the price of a fixed-rate debt security to fall. Generally, the longer the duration or maturity of a security or weighted average maturity of the Wise Fund, the more sensitive its price is to a rise in interest rates. Recent and potential future changes in government monetary policy are likely to affect the level of interest rates.

❖	Sukuk involve many of the same risks that conventional bonds incur such as credit and counterparty risk, interest rate, maturity, and investment grade securities risk. In addition to these risks, there are certain risks specific to sukuk. These include various operational risks including default risk, a lack of institutional support, and risks related to the underlying assets. The sukuk markets are in their infancy and most sukuk trading is restricted to the primary markets. Unlike conventional bonds, sukuk tend to be held until maturity; thus, they are traded less frequently compared to conventional bonds.

❖	Investments in below investment-grade fixed-income securities may subject the Wise Fund to greater risks than other securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default), and liquidity risk. The ability of the issuer to make payments is predominantly speculative for below investment-grade fixed income securities.

❖	The Wise Fund may invest in profit-rate swaps, which are derivative contracts. Derivative contracts involve risks different from, and possibly greater than, risks associated with investing directly in securities and other traditional investments. These risks may include valuation and tax issues, increased potential for losses and/or costs to the Wise Fund, and a potential reduction in gains to the Wise Fund. Derivative contracts may also involve other risks described in this Prospectus or the Wise Fund’s Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity, and leverage risks.

❖	To secure its obligations relating to derivative contracts, the Wise Fund will either own the underlying assets, enter into offsetting transactions, or set aside cash or readily marketable securities. This requirement may cause the Wise Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Wise Fund to realize losses on offsetting or terminated derivative contracts or special transactions.

❖	The Wise Fund invests in trade finance securities located primarily in or having exposure to global emerging markets. As such, the Wise Fund is subject to all the risks typical to investments generally made in emerging markets. In addition, the Wise Fund is subject to risks specific to the trade finance asset class such as liquidity risk, credit rating risk, and counter-party risk.

❖	When the Wise Fund invests in wakala, it will be subject to the credit risk of the bank acting as agent, and the risk that the bank will not manage the investment in a profitable manner.

❖	The stock market may fall in value, causing prices of stocks held by the Wise Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market, and economic conditions and on investors’ perception of a company’s soundness.

❖	Individual securities or other holdings in the Wise Fund may not perform as expected, and the Wise Fund’s portfolio management practices may not achieve the desired result.

❖	Investing in foreign securities involves risks not typically associated with U.S. investments, including, among others, adverse fluctuations in foreign currency values as well as adverse political, social, and economic developments affecting a foreign country, less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, potential difficulties in enforcing contractual obligations, less revealing accounting practices, inadequate or irregular regulation, and more volatile performance. Foreign financial markets may also have fewer investor protections. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. These factors may prevent the Wise Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the United States. There is also the risk of confiscation, taxation, currency blockage, or political or social instability.

❖	Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates or currency controls imposed by foreign governments. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Wise Fund’s investments denominated in the currency.

❖	The Wise Fund will concentrate its investments in the financial services industry. Adverse developments affecting a security in the financial services industry may affect all securities in that industry, and any negative developments affecting that industry will have a greater impact on the Wise Fund than a fund that is not concentrated in that industry. Further, because the Wise Fund’s investments are concentrated in securities issued by a limited number of counterparties, all of which share a single industry, the Wise Fund is even more susceptible to any single negative economic, technological, political, or regulatory occurrence that impacts the financial services industry than funds that are not similarly concentrated.

❖	Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries including smaller market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Wise Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

❖	The Wise Fund’s investment in securities issued by foreign governments and agencies of foreign governments (sovereign debt) differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. The foreign sovereign debt securities the Wise Fund purchases involve specific risk, including that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems, and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there are no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part.

❖	The Wise Fund’s ethical investment restrictions will narrow the availability of investment opportunities in which it can invest. It is possible that the restrictions placed on investments may cause the Wise Fund to underperform compared to other funds that do not place such restrictions on their investments.

❖	The Wise Fund may invest up to 15% of its net assets in securities considered to be illiquid as defined by the Investment Company Act of 1940. These can include certificates issued by foreign banks, trade finance, sukuk, and wakala. As a result, if the Wise Fund receives a large amount of redemptions, the Wise Fund may be forced to sell such illiquid investments at a significant loss to be able to meet such redemption requests.

❖	The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Wise Fund. Therefore, the Wise Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

You should consider investing in the Wise Fund if you are looking for capital preservation and income and are willing to accept the associated risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Wise Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Wise Fund by showing changes in the Wise Fund’s performance from year to year and by showing how the Wise Fund’s average annual returns for a calendar 1-year, 5 -year and 10 -year period compare with those of a broad measure of market performance. To obtain updated performance information, please call 888-350-3369. The Wise Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-350-3369
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.azzadasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Wise Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for the Years Ended December 31
Annual Return 2011	rr_AnnualReturn2011	0.93%
Annual Return 2012	rr_AnnualReturn2012	5.07%
Annual Return 2013	rr_AnnualReturn2013	1.92%
Annual Return 2014	rr_AnnualReturn2014	2.79%
Annual Return 2015	rr_AnnualReturn2015	(0.11%)
Annual Return 2016	rr_AnnualReturn2016	1.38%
Annual Return 2017	rr_AnnualReturn2017	2.68%
Annual Return 2018	rr_AnnualReturn2018	0.09%
Annual Return 2019	rr_AnnualReturn2019	5.23%
Annual Return 2020	rr_AnnualReturn2020	3.52%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period from 1-1-2020 through 12-31-2020, the total return for the Wise Fund was 3.52%

Best Quarter: ended 6-30-2020 4.10%

Worst Quarter: ended 3-31-2020 -3.53%

The Wise Fund’s inception date was April 6, 2010

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.53%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant if your Wise Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if your Wise Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.

[1]	As of November 1, 2020, the Board approved the removal of the redemption fee.
[2]	The Fund's Adviser has agreed to contractually waive all or a portion of its fees and/or reimburse the Fund for certain operating expenses, to the extent necessary to limit the Fund's net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and litigation and other extraordinary expenses) to 0.99% of average daily net assets through December 1, 2023. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years from the time the fees were waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Fund's Board of Trustees (the "Board").
[3]	As of January 1, 2021, the Adviser has voluntarily reduced its annual management fee to 0.80% of the average daily net assets for the Wise Fund, and has lowered its total annual fund operating expenses after fee waiver and/or expense reimbursement to 0.89% of average daily net assets of the Wise Fund. This waiver will continue until at least October 31, 2021.
[4]	The Wise Fund's Adviser has agreed to contractually waive all or a portion of its fees and/or reimburse the Wise Fund for certain operating expenses, to the extent necessary to limit the Wise Fund's net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Wise Fund invests; and litigation and other extraordinary expenses) to 1.29% of average daily net assets through December 1, 2023. These fee waivers and expense reimbursements are subject to possible recoupment from the Wise Fund within three years from the time the fees were waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Wise Fund's Board of Trustees (the "Board").